Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Year One	$ 6,739
Year Two	6,218
Year Three	6,225
Year Four	6,218
Year Five	6,218
Thereafter	90,572
Total	$ 122,190